Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	376,239,000	375,451,000
Treasury stock, shares	59,490,000	59,660,000